Basis of preparation and accounting (Details) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 24, 2025	Dec. 27, 2024	Nov. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Apr. 30, 2025	Aug. 18, 2023	Nov. 30, 2022
Basis of preparation and accounting [Line Items]
Current liability						$ 190,300,000
Financial debt, purchase commitment, amount settled					$ 19,300,000
Financial debt, purchase commitment, missed payment				$ 18,700,000
Private capital raise amount	$ 90,000,000
Interest payable											$ 15,000,000
Interest rate (as a percent)												5.80%	3.75%
Net working capital deficit						126,006,000	$ 106,985,000		$ 71,391,000
Working capital deficit							2,205,000		(2,660,000)
Borrowings						268,389,000	257,898,000	[1]	224,323,000	[1]
Hedging Derivative Financial Instruments						1,792,000
Trade and other payables						93,063,000
Owed to the related parties						21,233,000
Current tax liabilities						7,819,000	6,926,000	[1]	12,293,000	[1]
Provisions						142,000
Other liabilities						9,213,000
Current assets						$ 275,645,000	$ 279,300,000	[1]	$ 284,891,000	[1]
New Banco Credit Agreement
Basis of preparation and accounting [Line Items]
Interest rate (as a percent)						8.50%
First Note
Basis of preparation and accounting [Line Items]
Aggregate principal amount		$ 20,000,000	$ 20,000,000
Debt Management
Basis of preparation and accounting [Line Items]
Private capital raise amount					90,000,000
Debt Management | New Banco Credit Agreement
Basis of preparation and accounting [Line Items]
Financial debt, amount					30,000,000
Largest credit facilities, totaling amount					$ 190,000,000
Interest rate (as a percent)											0.00%
Equity Contribution | First Note
Basis of preparation and accounting [Line Items]
Aggregate principal amount	$ 20,000,000

[1]	Refer to Note 4. Independent Investigation and Restatement